Equity Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Equity Compensation Plans
Schedule of Option Activity

The following table sets forth information regarding our equity compensation plans as of December 31, 2019:

	Options		RSUs	Shares of Stock
		Weighted			Weighted
	No. of	Average	No of	No of	Average
	Options	Price	RSUs	Shares	Price	Total

Equity compensation plan total shares				-	-	80,000
Granted	6,000	66.75	3,328	0	0	9,328
Cancelled/expired	0	0	0	0	0	0
Balance outstanding as at December 31, 2015	6,000	66.75	3,328	0	0	0
Balance available under the plan as at December 31, 2015	0	0	0	0	0	70,672
Granted	39,028	169.75	20,307	0	0	59,335
Cancelled/expired	6,400	135.25	0	0	0	6,400
Balance outstanding as at December 31, 2016	38,628	159.5	23,635	0	0	0
Balance available under the plan as at December 31, 2016	0	0	0	0	0	17,737
Granted	11,400	140.5	3,045	7,944	64.5	22,389
Cancelled/Expired	3,616	163.5	7,633	0	0	11,249
Balance outstanding as at December 31, 2017	46,412	152.5	19,047	7,944	64.5	0
Balance available under the plan as at December 31, 2017	0	0	0	0	0	6,597
New pool added	0	0	0	0	0	80,000
Granted	74,480	36.75	5,675	0	0	80,155
Cancelled/expired	34,072	150	1,599	0	0	35,671
Balance available under the plan as at December 31, 2018	0	0	0	0	0	42,114
New pool added	0	0	0	0	0	0
Granted	0	0	0	0	0	0
Cancelled/expired	32,908	0	0	0	0	32,908
Balance available under the plan as at December 31, 2019	0	0	0	0	0	75,022